Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,528	£ 1,481
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	1,112	1,086
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	416	395
Interest Only Loan | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	285	392
Interest Only Loan | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	184	285
Interest Only Loan | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	101	107
Flexible Interest Loan | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	48	73
Flexible Interest Loan | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	34	56
Flexible Interest Loan | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	14	17
Loan To Value Greater Than 100% Loan | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	10	17
Loan To Value Greater Than 100% Loan | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	3	8
Loan To Value Greater Than 100% Loan | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	7	9
Buy To Let Loan | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Buy To Let Loan | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	6	8
Buy To Let Loan | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	£ 3	£ 2